Mizuho Financial Group, Inc., parent company (Tables)	12 Months Ended
Mar. 31, 2015
Condensed Financial Information of Parent Company Only, Statements of Financial Condition

Condensed balance sheets

	2014	2015
	(in millions of yen)
Assets:
Cash and due from banks	167	223
Interest-bearing deposits in other banks	17,103	12,506
Investments in subsidiaries and affiliated companies	7,501,486	8,857,561
Other	210,622	566,947

Total	7,729,378	9,437,237

Liabilities and shareholders’ equity:
Short-term borrowings	1,061,460	1,200,135
Long-term debt	240,000	248,800
Other liabilities	49,448	57,964
Shareholders’ equity	6,378,470	7,930,338

Total	7,729,378	9,437,237

Condensed Financial Information of Parent Company Only, Statement of Income

Condensed statements of income

	2013	2014	2015
	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:
Banking subsidiaries	231,301	282,022	316,035
Non-banking subsidiaries and affiliated companies	1,755	3,108	28,633
Management fees from subsidiaries	28,835	31,146	32,163
Other income	34,668	33,894	38,107

Total	296,559	350,170	414,938

Expenses:
Operating expenses	21,075	22,592	26,855
Interest expense	15,870	14,608	8,937
Other expense	1,207	5,724	2,693

Total	38,152	42,924	38,485

Equity in undistributed net income of subsidiaries	617,565	191,865	427,037

Income before income tax expense	875,972	499,111	803,490
Income tax expense	560	627	442

Net income	875,412	498,484	803,048

Note:	Certain income for the fiscal years ended March 31, 2013 and 2014 has been reclassified to conform to the current year’s presentation.

Condensed Financial Information of Parent Company Only, Statements of Cash Flows

Condensed statements of cash flows

	2013	2014	2015
	(in millions of yen)
Cash flows from operating activities:
Net income	875,412	498,484	803,048
Adjustments and other	(685,149)	(222,940)	(460,230)

Net cash provided by operating activities	190,263	275,544	342,818

Cash flows from investing activities:
Net change in loans	—	—	(150,000)
Purchases of premises and equipment	(2,717)	(4,052)	(159,670)
Net change in other investing activities	4,287	6,683	3,294

Net cash provided by (used in) investing activities	1,570	2,631	(306,376)

Cash flows from financing activities:
Net change in short-term borrowings	(40,000)	(90,000)	130,000
Proceeds from issuance of long-term debt	—	—	150,000
Repayment of long-term debt	—	—	(141,200)
Proceeds from issuance of common stock	—	—	6
Purchases of treasury stock	(7)	(37,013)	(12)
Dividends paid	(152,542)	(152,163)	(176,186)
Net change in other financing activities	749	968	1,006

Net cash used in financing activities	(191,800)	(278,208)	(36,386)

Net increase (decrease) in cash and due from banks	33	(33)	56
Cash and due from banks at beginning of fiscal year	167	200	167

Cash and due from banks at end of fiscal year	200	167	223